SCHEDULE OF EXPECTED USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2026
Land and Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Land and Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	27 years 6 months
Plant And Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Property, plant and equipment estimated useful lives		5 years
Plant And Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Property, plant and equipment estimated useful lives		10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Property, plant and equipment estimated useful lives		3 years
Computer [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		5 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		10 years